UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03894

T. Rowe Price Short-Term Bond Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2024

Short Duration Income Fund

I Class (TSIDX)

This annual shareholder report contains important information about Short Duration Income Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Income Fund - I Class	$31	0.30%

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the 12-month period ended May 31, 2024, largely lifted by declining interest rates and tighter credit spreads near the end of 2023. Corporate bonds and securitized credit generated positive excess returns during the rally and the broader reporting period.

  The fund’s out-of-benchmark allocations to emerging markets debt and securitized sectors—asset-backed securities (ABS), collateralized loan obligations (CLOs), commercial mortgage-backed securities, and residential mortgage-backed securities—aided relative performance versus its style-specific benchmark, the Bloomberg 1–3 Year U.S. Corporate Bond Index. Security selection among investment-grade and high yield corporate bonds further added to relative gains. Additionally, the portfolio’s slightly shorter-than-benchmark average duration position helped relative performance as U.S. Treasury note and bond yields ended the period higher.

  Out-of-benchmark holdings of U.S. Treasuries hindered performance relative to the fund’s style-specific benchmark, as corporate credit spreads tightened.

  The fund’s allocation to corporate debt decreased but continued to represent the portfolio’s largest absolute position. As corporate bond valuations tightened early in the period, we focused on additions in ABS. We also added CLOs during the period as spreads tightened elsewhere in fixed income markets.

  While we are primarily a cash bond manager, we occasionally employ the limited use of derivatives in our strategy for hedging purposes. Derivatives may include futures and options, as well as credit default and interest rate swaps. During the reporting period, our use of derivatives, particularly Treasury futures, detracted modestly from absolute performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of May 31, 2024

	I Class	Regulatory Benchmark	Strategy Benchmark
12/8/20	500,000	500,000	500,000
2/28/21	504,292	491,107	501,375
5/31/21	506,334	490,403	502,782
8/31/21	508,512	498,419	503,129
11/30/21	505,104	495,429	500,247
2/28/22	498,217	478,121	493,805
5/31/22	488,450	450,082	487,789
8/31/22	482,725	441,022	483,898
11/30/22	478,221	431,818	482,548
2/28/23	484,094	431,639	485,408
5/31/23	489,706	440,437	491,543
8/31/23	494,685	435,759	495,415
11/30/23	502,230	436,913	503,510
2/29/24	512,176	446,000	511,526
5/31/24	518,523	446,187	517,174

202405-3565004, 202407-3567307

F1306-052 7/24

Average Annual Total Returns

	1 Year	Since Inception 12/8/2020
Short Duration Income Fund (I Class)	5.88%	1.05%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 3.22
Bloomberg 1-3 Year U.S. Corporate Bond Index (Strategy Benchmark)	5.21	0.98

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$54,942
Number of Portfolio Holdings	381
Investment Advisory Fees Paid (000s)	$(165)
Portfolio Turnover Rate	88.7%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	18.5%
AA Rated	10.2
A Rated	17.9
BBB Rated	23.0
BB Rated and Below	6.9
Not Rated	5.7
U.S. Treasury Securities	14.3
U.S. Government Agency Securities	4.1
Reserves	-0.6

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	13.3%
Federal National Mortgage Assn.	2.0
Federal Home Loan Banks	1.2
U.S. Treasury Inflation-Indexed Notes	1.0
Octane Receivables Trust	1.0
UMBS	1.0
Crown Castle	1.0
VF	0.9
Ford Credit Auto Lease Trust	0.9
Verus Securitization Trust	0.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Short Duration Income Fund

I Class (TSIDX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

May 31, 2024

Short Duration Income Fund

Investor Class (TSDLX)

This annual shareholder report contains important information about Short Duration Income Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Income Fund - Investor Class	$42	0.41%

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the 12-month period ended May 31, 2024, largely lifted by declining interest rates and tighter credit spreads near the end of 2023. Corporate bonds and securitized credit generated positive excess returns during the rally and the broader reporting period.

  The fund’s out-of-benchmark allocations to emerging markets debt and securitized sectors—asset-backed securities (ABS), collateralized loan obligations (CLOs), commercial mortgage-backed securities, and residential mortgage-backed securities—aided relative performance versus its style-specific benchmark, the Bloomberg 1–3 Year U.S. Corporate Bond Index. Security selection among investment-grade and high yield corporate bonds further added to relative gains. Additionally, the portfolio’s slightly shorter-than-benchmark average duration position helped relative performance as U.S. Treasury note and bond yields ended the period higher.

  Out-of-benchmark holdings of U.S. Treasuries hindered performance relative to the fund’s style-specific benchmark, as corporate credit spreads tightened.

  The fund’s allocation to corporate debt decreased but continued to represent the portfolio’s largest absolute position. As corporate bond valuations tightened early in the period, we focused on additions in ABS. We also added CLOs during the period as spreads tightened elsewhere in fixed income markets.

  While we are primarily a cash bond manager, we occasionally employ the limited use of derivatives in our strategy for hedging purposes. Derivatives may include futures and options, as well as credit default and interest rate swaps. During the reporting period, our use of derivatives, particularly Treasury futures, detracted modestly from absolute performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2024

	Investor Class	Regulatory Benchmark	Strategy Benchmark
12/8/20	10,000	10,000	10,000
2/28/21	10,083	9,822	10,028
5/31/21	10,121	9,808	10,056
8/31/21	10,162	9,968	10,063
11/30/21	10,091	9,909	10,005
2/28/22	9,951	9,562	9,876
5/31/22	9,753	9,002	9,756
8/31/22	9,637	8,820	9,678
11/30/22	9,544	8,636	9,651
2/28/23	9,659	8,633	9,708
5/31/23	9,779	8,809	9,831
8/31/23	9,865	8,715	9,908
11/30/23	10,013	8,738	10,070
2/29/24	10,209	8,920	10,231
5/31/24	10,332	8,924	10,343

202405-3565004, 202407-3567307

F1305-052 7/24

Average Annual Total Returns

	1 Year	Since Inception 12/8/2020
Short Duration Income Fund (Investor Class)	5.66%	0.95%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 3.22
Bloomberg 1-3 Year U.S. Corporate Bond Index (Strategy Benchmark)	5.21	0.98

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$54,942
Number of Portfolio Holdings	381
Investment Advisory Fees Paid (000s)	$(165)
Portfolio Turnover Rate	88.7%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	18.5%
AA Rated	10.2
A Rated	17.9
BBB Rated	23.0
BB Rated and Below	6.9
Not Rated	5.7
U.S. Treasury Securities	14.3
U.S. Government Agency Securities	4.1
Reserves	-0.6

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	13.3%
Federal National Mortgage Assn.	2.0
Federal Home Loan Banks	1.2
U.S. Treasury Inflation-Indexed Notes	1.0
Octane Receivables Trust	1.0
UMBS	1.0
Crown Castle	1.0
VF	0.9
Ford Credit Auto Lease Trust	0.9
Verus Securitization Trust	0.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Short Duration Income Fund

Investor Class (TSDLX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$33,841	$33,192
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,230,000 and $1,521,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TSDLX Short Duration Income
Fund –
.
TSIDX Short Duration Income
Fund–
.
I Class

T. ROWE PRICE Short Duration Income Fund
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T. ROWE PRICE Short Duration Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
(1)
.. Year ..
.. Ended .
12/8/20
(1)
Through
5/31/21 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 9.23 $ 9.51 $ 10.05 $ 10.00
Investment activities
Net investment income
(2)(3)
0.44 0.31 0.17 0.07
Net realized and unrealized gain/loss 0.07 (0.29) (0.53) 0.05
Total from investment activities 0.51 0.02 (0.36) 0.12
Distributions
Net investment income (0.44) (0.30) (0.17) (0.07)
Net realized gain — — (0.01) —
Total distributions (0.44) (0.30) (0.18) (0.07)
NET ASSET VALUE
End of period $ 9.30 $ 9.23 $ 9.51 $ 10.05
Ratios/Supplemental Data
Total return
(3)(4)
5.66% 0.26% (3.64)% 1.21%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments
by Price Associates 1.01% 1.05% 0.97% 1.32%
(5)
Net expenses after waivers/payments by
Price Associates 0.41% 0.40% 0.40% 0.40%
(5)
Net investment income 4.76% 3.30% 1.72% 1.47%
(5)
Portfolio turnover rate 88.7% 96.9% 60.1% 24.7%
Net assets, end of period (in thousands) $33,978 $29,420 $31,100 $42,912
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Short Duration Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
(1)
.. Year ..
.. Ended .
12/8/20
(1)
Through
5/31/21 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 9.22 $ 9.51 $ 10.05 $ 10.00
Investment activities
Net investment income
(2)(3)
0.45 0.32 0.19 0.07
Net realized and unrealized gain/loss 0.08 (0.30) (0.54) 0.06
Total from investment activities 0.53 0.02 (0.35) 0.13
Distributions
Net investment income (0.45) (0.31) (0.18) (0.08)
Net realized gain — — (0.01) —
Total distributions (0.45) (0.31) (0.19) (0.08)
NET ASSET VALUE
End of period $ 9.30 $ 9.22 $ 9.51 $ 10.05
Ratios/Supplemental Data
Total return
(3)(4)
5.88% 0.26% (3.53)% 1.27%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments
by Price Associates 0.94% 0.97% 0.93% 1.49%
(5)
Net expenses after waivers/payments by
Price Associates 0.30% 0.30% 0.29% 0.29%
(5)
Net investment income 4.86% 3.41% 1.98% 1.57%
(5)
Portfolio turnover rate 88.7% 96.9% 60.1% 24.7%
Net assets, end of period (in thousands) $20,964 $18,914 $17,250 $251
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Short Duration Income Fund
May 31, 2024

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  28.5%
Car Loan  9.1%
Ally Auto Receivables Trust
Series 2023-A, Class B
6.01%, 1/17/34 (1) 81 81
AmeriCredit Automobile Receivables Trust
Series 2020-2, Class D
2.13%, 3/18/26  120 118
Avis Budget Rental Car Funding AESOP
Series 2019-3A, Class B
2.65%, 3/20/26 (1) 150 147
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class B
2.68%, 8/20/26 (1) 100 96
Avis Budget Rental Car Funding AESOP
Series 2022-5A, Class C
6.24%, 4/20/27 (1) 100 99
Avis Budget Rental Car Funding AESOP
Series 2023-2A, Class C
6.18%, 10/20/27 (1) 100 99
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 6.824%, 12/26/31 (1) 233 233
CarMax Auto Owner Trust
Series 2020-3, Class C
1.69%, 4/15/26  50 50
CarMax Auto Owner Trust
Series 2022-4, Class D
8.08%, 4/16/29  200 208
CarMax Auto Owner Trust
Series 2023-1, Class A2A
5.23%, 1/15/26  52 52
CarMax Auto Owner Trust
Series 2023-2, Class D
6.55%, 10/15/29  135 137
Enterprise Fleet Financing
Series 2021-2, Class A2
0.48%, 5/20/27 (1) 7 6
Enterprise Fleet Financing
Series 2021-3, Class A2
0.77%, 8/20/27 (1) 10 10
Enterprise Fleet Financing
Series 2022-2, Class A2
4.65%, 5/21/29 (1) 30 30

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Enterprise Fleet Financing
Series 2023-2, Class A2
5.56%, 4/22/30 (1) 221 221
Exeter Automobile Receivables Trust
Series 2022-1A, Class C
2.56%, 6/15/28  177 175
Exeter Automobile Receivables Trust
Series 2022-4A, Class D
5.98%, 12/15/28  45 45
Exeter Automobile Receivables Trust
Series 2023-1A, Class A3
5.58%, 4/15/26  25 25
Ford Credit Auto Lease Trust
Series 2022-A, Class C
4.18%, 10/15/25  255 253
Ford Credit Auto Lease Trust
Series 2023-A, Class C
5.54%, 12/15/26  230 229
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class D
6.62%, 5/15/28 (1) 145 145
Ford Credit Floorplan Master Owner Trust
Series 2024-1, Class B
5.48%, 4/15/29 (1) 100 100
GM Financial Automobile Leasing Trust
Series 2022-2, Class C
4.33%, 5/20/26  85 84
GM Financial Automobile Leasing Trust
Series 2022-3, Class C
5.13%, 8/20/26  245 243
GM Financial Automobile Leasing Trust
Series 2024-2, Class B
5.56%, 5/22/28  125 125
GM Financial Consumer Automobile Receivables Trust
Series 2020-3, Class C
1.37%, 1/16/26  30 30
GM Financial Consumer Automobile Receivables Trust
Series 2020-4, Class C
1.05%, 5/18/26  50 49
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class B
5.03%, 9/18/28  35 35
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class C
5.92%, 2/16/29  45 46

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
GMF Floorplan Owner Revolving Trust
Series 2023-1, Class B
5.73%, 6/15/28 (1) 230 230
JPMorgan Chase Bank
Series 2021-2, Class D
1.138%, 12/26/28 (1) 39 38
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class C
6.13%, 4/25/29 (1) 35 35
Navistar Financial Dealer Note Master Owner Trust II
Series 2023-1, Class A
6.18%, 8/25/28 (1) 173 174
Nissan Auto Lease Trust
Series 2023-A, Class A2A
5.10%, 3/17/25  26 26
Santander Bank - SBCLN
Series 2021-1A, Class C
3.268%, 12/15/31 (1) 67 66
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class D
6.663%, 12/15/33 (1) 250 250
Santander Consumer Auto Receivables Trust
Series 2021-AA, Class D
1.57%, 1/15/27 (1) 100 95
Santander Consumer Auto Receivables Trust
Series 2021-CA, Class C
2.97%, 6/15/28 (1) 118 115
Santander Retail Auto Lease Trust
Series 2021-C, Class D
1.39%, 8/20/26 (1) 350 349
Santander Retail Auto Lease Trust
Series 2022-B, Class A3
3.28%, 11/20/25 (1) 43 43
Santander Retail Auto Lease Trust
Series 2022-B, Class B
3.85%, 3/22/27 (1) 30 30
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 194 195
Wheels Fleet Lease Funding 1
Series 2024-1A, Class A1
5.49%, 2/18/39 (1) 100 100
World Omni Auto Receivables Trust
Series 2020-C, Class C
1.39%, 5/17/27  85 84
5,001

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Other Asset-Backed Securities  18.4%
Allegro IX
Series 2018-3A, Class B1R, CLO, FRN
3M TSFR + 1.85%, 7.177%, 10/16/31 (1) 250 250
Amur Equipment Finance Receivables IX
Series 2021-1A, Class D
2.30%, 11/22/27 (1) 260 254
Amur Equipment Finance Receivables X
Series 2022-1A, Class C
2.37%, 4/20/28 (1) 150 143
Amur Equipment Finance Receivables XI
Series 2022-2A, Class A2
5.30%, 6/21/28 (1) 59 59
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class B
5.37%, 1/21/31 (1) 100 99
Apidos Xxv
Series 2016-25A, Class A1R2, CLO, FRN
3M TSFR + 1.15%, 6.475%, 10/20/31 (1) 234 235
Barings
Series 2018-4A, Class BR, CLO, FRN
3M TSFR + 1.80%, 7.129%, 10/15/30 (1) 250 251
BlueMountain
Series 2016-3A, Class A1R2, CLO, FRN
3M TSFR + 1.20%, 6.522%, 11/15/30 (1) 232 232
CIFC Funding
Series 2021-4A, Class A, CLO, FRN
3M TSFR + 1.312%, 6.64%, 7/15/33 (1) 250 250
CyrusOne Data Centers Issuer I
Series 2024-1A, Class A2
4.76%, 3/22/49 (1) 30 28
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 135 124
DB Master Finance
Series 2019-1A, Class A2II
4.021%, 5/20/49 (1) 90 87
Dell Equipment Finance Trust
Series 2024-1, Class D
6.12%, 9/23/30 (1) 100 100
DLLAD
Series 2023-1A, Class A2
5.19%, 4/20/26 (1) 66 66
DLLAD
Series 2023-1A, Class A3
4.79%, 1/20/28 (1) 52 51

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Driven Brands Funding
Series 2019-2A, Class A2
3.981%, 10/20/49 (1) 96 91
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (1) 48 46
FirstKey Homes Trust
Series 2020-SFR2, Class D
1.968%, 10/19/37 (1) 225 211
FOCUS Brands Funding
Series 2017-1A, Class A2II
5.093%, 4/30/47 (1) 93 90
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 242 217
Hilton Grand Vacations Trust
Series 2018-AA, Class C
4.00%, 2/25/32 (1) 72 70
Hilton Grand Vacations Trust
Series 2019-AA, Class B
2.54%, 7/25/33 (1) 61 58
Hilton Grand Vacations Trust
Series 2023-1A, Class C
6.94%, 1/25/38 (1) 77 78
Home Partners of America Trust
Series 2022-1, Class D
4.73%, 4/17/39 (1) 96 90
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 100 101
Madison Park Funding XXIV
Series 2016-24A, Class CR2, CLO, FRN
3M TSFR + 2.05%, 7.377%, 10/20/29 (1) 250 250
Madison Park Funding XXIX
Series 2018-29A, Class BR, CLO, FRN
3M TSFR + 1.80%, 7.127%, 10/18/30 (1) 250 250
Marble Point XII
Series 2018-1A, Class A, CLO, FRN
3M TSFR + 1.272%, 6.599%, 7/16/31 (1) 205 205
Marble Point XIV
Series 2018-2A, Class A12R, CLO, FRN
3M TSFR + 1.20%, 6.525%, 1/20/32 (1) 246 247
MMAF Equipment Finance
Series 2020-A, Class A3
0.97%, 4/9/27 (1) 93 89

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
MVW
Series 2021-1WA, Class C
1.94%, 1/22/41 (1) 38 35
MVW
Series 2021-2A, Class C
2.23%, 5/20/39 (1) 97 89
MVW
Series 2023-1A, Class C
6.54%, 10/20/40 (1) 146 145
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 6.574%, 11/13/31 (1) 250 251
Oaktree
Series 2022-2A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 6.879%, 7/15/33 (1) 250 250
OCP
Series 2014-7A, Class A1RR, CLO, FRN
3M TSFR + 1.382%, 6.706%, 7/20/29 (1) 126 126
OCP
Series 2017-13A, Class A2R, CLO, FRN
3M TSFR + 1.812%, 7.14%, 7/15/30 (1) 250 250
Octagon Investment Partners 29
Series 2016-1A, Class AR, CLO, FRN
3M TSFR + 1.442%, 6.765%, 1/24/33 (1) 250 250
Octagon Investment Partners 39
Series 2018-3A, Class AR, CLO, FRN
3M TSFR + 1.15%, 6.475%, 10/20/30 (1) 229 230
Octane Receivables Trust
Series 2021-2A, Class A
1.21%, 9/20/28 (1) 17 17
Octane Receivables Trust
Series 2022-1A, Class B
4.90%, 5/22/28 (1) 150 148
Octane Receivables Trust
Series 2022-2A, Class A
5.11%, 2/22/28 (1) 37 37
Octane Receivables Trust
Series 2022-2A, Class C
6.29%, 7/20/28 (1) 200 200
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 48 48
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 100 100

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
OZLM Funding II
Series 2012-2A, Class A1A2, CLO, FRN
3M TSFR + 1.20%, 6.53%, 7/30/31 (1) 214 215
Planet Fitness Master Issuer
Series 2018-1A, Class A2II
4.666%, 9/5/48 (1) 194 190
Post Road Equipment Finance
Series 2024-1A, Class C
5.81%, 10/15/30 (1) 100 100
Progress Residential Trust
Series 2020-SFR2, Class A
2.078%, 6/17/37 (1) 199 192
Romark
Series 2018-2A, Class A2R, CLO, FRN
3M TSFR + 1.65%, 7/25/31 (1)(2) 250 250
Sabey Data Center Issuer
Series 2020-1, Class A2
3.812%, 4/20/45 (1) 35 34
Sabey Data Center Issuer
Series 2021-1, Class A2
1.881%, 6/20/46 (1) 100 91
SCF Equipment Leasing
Series 2023-1A, Class A3
6.17%, 5/20/32 (1) 235 239
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 85 85
Sierra Timeshare Receivables Funding
Series 2019-3A, Class A
2.34%, 8/20/36 (1) 13 12
Sierra Timeshare Receivables Funding
Series 2020-2A, Class B
2.32%, 7/20/37 (1) 64 62
Sierra Timeshare Receivables Funding
Series 2021-1A, Class B
1.34%, 11/20/37 (1) 59 56
Sierra Timeshare Receivables Funding
Series 2021-1A, Class C
1.79%, 11/20/37 (1) 20 19
Sierra Timeshare Receivables Funding
Series 2021-2A, Class A
1.35%, 9/20/38 (1) 62 59
Symphony Static I
Series 2021-1A, Class C, CLO, FRN
3M TSFR + 2.112%, 7.435%, 10/25/29 (1) 250 250

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Symphony XXIII
Series 2020-23A, Class BR, CLO, FRN
3M TSFR + 1.862%, 7.19%, 1/15/34 (1) 250 250
TCI-Flatiron
Series 2018-1A, Class BR, CLO, FRN
3M TSFR + 1.662%, 6.986%, 1/29/32 (1) 250 250
THL Credit Wind River
Series 2015-1A, Class A1R3, CLO, FRN
3M TSFR + 1.20%, 6.525%, 10/20/30 (1) 201 202
TIAA
Series 2016-1A, Class ARR, CLO, FRN
3M TSFR + 1.25%, 6.575%, 7/20/31 (1) 250 251
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 100 97
Trinitas VI
Series 2017-6A, Class ARRR, CLO, FRN
3M TSFR + 1.33%, 1/25/34 (1)(2) 250 250
Verdant Receivables
Series 2023-1A, Class A2
6.24%, 1/13/31 (1) 93 93
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 100 100
Voya
Series 2018-3A, Class BR2, CLO, FRN
3M TSFR + 1.80%, 7.129%, 10/15/31 (1) 250 250
10,095
Student Loan  1.0%
Navient Private Education Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68 (1) 52 49
Navient Private Education Refi Loan Trust
Series 2019-A, Class A2A
3.42%, 1/15/43 (1) 26 25
Navient Private Education Refi Loan Trust
Series 2019-D, Class A2A
3.01%, 12/15/59 (1) 69 66
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 47 44
SMB Private Education Loan Trust
Series 2016-C, Class A2A
2.34%, 9/15/34 (1) 6 6
SMB Private Education Loan Trust
Series 2017-B, Class B
3.50%, 12/16/41 (1) 150 140

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SMB Private Education Loan Trust
Series 2020-A, Class A2A
2.23%, 9/15/37 (1) 96 90
SMB Private Education Loan Trust
Series 2021-A, Class A2A1, FRN
1M TSFR + 0.844%, 6.161%, 1/15/53 (1) 142 140
560
Total Asset-Backed Securities (Cost $15,680) 15,656
BANK LOANS  1.1% (3)
Capital Goods  0.4%
LTI Holdings, FRN, 1M TSFR + 3.50%, 8.944%, 9/6/25  212 208
208
Communications  0.3%
Altice France, FRN, 1M USD LIBOR + 4.00%, 9.584%, 8/14/26  80 64
Clear Channel International, 7.50%, 4/1/27 (4) 20 20
CSC Holdings, FRN, 1M USD LIBOR + 2.50%, 7.931%, 4/15/27  80 62
146
Consumer Non-Cyclical  0.2%
Bausch + Lomb, FRN, 1M TSFR + 3.25%, 8.67%, 5/10/27  129 128
128
Insurance  0.2%
Asurion, FRN, 1M TSFR + 3.25%, 8.694%, 12/23/26  135 134
134
Total Bank Loans (Cost $641) 616
CORPORATE BONDS  36.5%
Banking  10.7%
American Express, VR, 5.645%, 4/23/27 (5) 200 201
Banco de Bogota, 6.25%, 5/12/26  200 198
Banco Santander, 2.746%, 5/28/25  200 194
Banco Santander Mexico Institucion de Banca Multiple Grupo
Financiero Santand, 5.375%, 4/17/25  150 149
Bank of America, VR, 5.08%, 1/20/27 (5) 150 149
Bank of Montreal, 5.30%, 6/5/26  200 200
Bank of the Philippine Islands, 2.50%, 9/10/24  200 198
Banque Federative du Credit Mutuel, 4.935%, 1/26/26 (1) 200 198
Barclays, VR, 5.304%, 8/9/26 (5) 200 199
Barclays, VR, 7.325%, 11/2/26 (5) 200 203
CaixaBank, VR, 6.208%, 1/18/29 (1)(5) 200 203
Capital One Financial, VR, 5.70%, 2/1/30 (5) 35 35

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Capital One Financial, VR, 6.312%, 6/8/29 (5) 225 229
Danske Bank, VR, 5.427%, 3/1/28 (1)(5) 200 200
Fifth Third Bancorp, 2.375%, 1/28/25  25 24
Fifth Third Bank, VR, 5.852%, 10/27/25 (5) 250 249
HDFC Bank, 5.686%, 3/2/26  200 200
HSBC Holdings, VR, 5.597%, 5/17/28 (5) 200 201
Huntington National Bank, VR, 5.699%, 11/18/25 (5) 250 249
JPMorgan Chase, VR, 5.04%, 1/23/28 (5) 95 94
Lloyds Banking Group, 4.50%, 11/4/24  200 198
Lloyds Banking Group, VR, 5.462%, 1/5/28 (5) 200 199
NatWest Group, VR, 7.472%, 11/10/26 (5) 200 205
PNC Financial Services Group, VR, 4.758%, 1/26/27 (5) 120 119
PNC Financial Services Group, VR, 5.30%, 1/21/28 (5) 30 30
PNC Financial Services Group, VR, 5.671%, 10/28/25 (5) 135 135
Santander Holdings USA, VR, 6.124%, 5/31/27 (5) 20 20
Societe Generale, 2.625%, 10/16/24 (1) 200 198
Societe Generale, VR, 5.519%, 1/19/28 (1)(5) 200 197
Standard Chartered, VR, 5.688%, 5/14/28 (1)(5) 200 199
Standard Chartered, VR, 6.17%, 1/9/27 (1)(5) 200 201
Truist Financial, VR, 6.047%, 6/8/27 (5) 200 201
U.S. Bancorp, VR, 5.384%, 1/23/30 (5) 30 30
UBS Group, VR, 4.488%, 5/12/26 (1)(5) 200 198
Wells Fargo, VR, 4.54%, 8/15/26 (5) 150 148
5,851
Basic Industry  1.7%
Celanese U.S. Holdings, 6.05%, 3/15/25  42 42
Indorama Ventures Global Services, 4.375%, 9/12/24  200 197
LG Chem, 4.375%, 7/14/25  200 197
Nutrien, 4.90%, 3/27/28  50 49
POSCO, 5.625%, 1/17/26 (1) 200 200
Sasol Financing USA, 4.375%, 9/18/26  260 244
Westlake, 0.875%, 8/15/24  25 25
954
Brokerage Asset Managers Exchanges  0.5%
LPL Holdings, 5.70%, 5/20/27  50 50
LPL Holdings, 6.75%, 11/17/28  45 47
LSEGA Financing, 1.375%, 4/6/26 (1) 200 186
283
Capital Goods  0.9%
BAE Systems, 5.00%, 3/26/27 (1) 200 198
Boeing, 6.259%, 5/1/27 (1) 55 55
Carrier Global, 5.80%, 11/30/25  70 71
Owens Corning, 5.50%, 6/15/27  50 50

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Regal Rexnord, 6.05%, 2/15/26  75 75
Republic Services, 4.875%, 4/1/29  20 20
469
Communications  3.0%
American Tower, 3.55%, 7/15/27  200 190
Axian Telecom, 7.375%, 2/16/27  200 195
Clear Channel Outdoor Holdings, 5.125%, 8/15/27 (1) 30 28
Crown Castle, 5.00%, 1/11/28  175 172
Crown Castle, 5.60%, 6/1/29  105 106
PT Tower Bersama Infrastructure, 4.25%, 1/21/25  200 197
Sable International Finance, 5.75%, 9/7/27 (1) 200 191
SBA Tower Trust, 6.599%, 1/15/28 (1) 115 117
Take-Two Interactive Software, 5.00%, 3/28/26  150 149
Townsquare Media, 6.875%, 2/1/26 (1) 165 161
Warnermedia Holdings, 3.755%, 3/15/27  155 147
1,653
Consumer Cyclical  4.1%
Advance Auto Parts, 5.90%, 3/9/26  140 140
Allied Universal Holdco, 6.625%, 7/15/26 (1) 6 6
Carnival, 7.625%, 3/1/26 (1) 145 146
CEC Entertainment, 6.75%, 5/1/26 (1) 75 74
Daimler Truck Finance North America, 5.00%, 1/15/27 (1) 150 149
Daimler Truck Finance North America, 5.15%, 1/16/26 (1) 150 149
Ford Motor Credit, 5.125%, 6/16/25  200 198
Ford Motor Credit, 6.798%, 11/7/28  200 207
General Motors Financial, 5.40%, 4/6/26  155 154
General Motors Financial, 5.40%, 5/8/27  80 80
General Motors Financial, 5.55%, 7/15/29  45 45
Hyundai Capital America, 5.50%, 3/30/26 (1) 80 80
Hyundai Capital America, 5.65%, 6/26/26 (1) 200 200
Hyundai Capital America, 6.25%, 11/3/25 (1) 50 50
Life Time, 5.75%, 1/15/26 (1) 76 75
Marriott International, 4.90%, 4/15/29  21 21
O'Reilly Automotive, 5.75%, 11/20/26  30 30
Tapestry, 7.05%, 11/27/25  20 20
VF, 2.40%, 4/23/25  150 145
VF, 2.80%, 4/23/27  100 91
Volkswagen Group of America Finance, 6.00%, 11/16/26 (1) 200 202
2,262
Consumer Non-Cyclical  2.7%
Brunswick, 0.85%, 8/18/24  115 114
Campbell Soup, 5.20%, 3/19/27  60 60
CHS, 8.00%, 3/15/26 (1) 59 59

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
CSL Finance, 3.85%, 4/27/27 (1) 25 24
HCA, 5.25%, 4/15/25  200 199
Hikma Finance USA, 3.25%, 7/9/25  200 193
Icon Investments Six, 5.809%, 5/8/27  200 202
IQVIA, 6.25%, 2/1/29  65 66
Legacy LifePoint Health, 4.375%, 2/15/27 (1) 140 132
Mattel, 5.875%, 12/15/27 (1) 150 149
Solventum, 5.45%, 2/25/27 (1) 105 105
Teva Pharmaceutical Finance Netherlands III, 3.15%, 10/1/26  185 172
1,475
Electric  2.2%
AES, 3.30%, 7/15/25 (1) 100 97
American Electric Power, 5.20%, 1/15/29  105 104
American Electric Power, 5.699%, 8/15/25  90 90
Constellation Energy Generation, 3.25%, 6/1/25  200 195
DTE Energy, STEP, 4.22%, 11/1/24  65 64
Engie Energia Chile, 4.50%, 1/29/25  200 199
NRG Energy, 3.75%, 6/15/24 (1) 150 150
Pacific Gas & Electric, 3.50%, 6/15/25  100 98
PacifiCorp, 5.10%, 2/15/29  30 30
Southern, STEP, 4.475%, 8/1/24  125 125
Vistra Operations, 5.125%, 5/13/25 (1) 58 58
1,210
Energy  2.5%
Columbia Pipelines Holding, 6.055%, 8/15/26 (1) 5 5
Continental Resources, 3.80%, 6/1/24  50 50
Crescent Energy Finance, 9.25%, 2/15/28 (1) 120 127
Diamondback Energy, 5.20%, 4/18/27  40 40
Enbridge, 5.90%, 11/15/26  60 61
Enbridge, 6.00%, 11/15/28  50 51
Energy Transfer, 2.90%, 5/15/25  100 97
GS Caltex, 1.625%, 7/27/25  200 191
Medco Oak Tree, 7.375%, 5/14/26  200 202
ONEOK, 5.55%, 11/1/26  60 60
Southwestern Energy, 8.375%, 9/15/28  175 180
TER Finance Jersey, Series 21, Zero Coupon, 1/2/25 (1)(4) 100 96
Williams, 5.30%, 8/15/28  200 200
1,360
Finance Companies  1.4%
AerCap Ireland Capital, 1.65%, 10/29/24  215 211
AerCap Ireland Capital, 6.10%, 1/15/27  150 152
Avolon Holdings Funding, 3.95%, 7/1/24 (1) 100 100
Avolon Holdings Funding, 6.375%, 5/4/28 (1) 115 117

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
GATX, 5.40%, 3/15/27  40 40
Navient, 5.00%, 3/15/27  85 81
OneMain Finance, 3.50%, 1/15/27  85 78
779
Financial Other  0.7%
Emaar Sukuk, 3.635%, 9/15/26  200 191
EMG SUKUK, 4.564%, 6/18/24  200 200
391
Industrial Other  0.7%
Albion Financing 1, 6.125%, 10/15/26 (1) 200 198
Bidvest Group U.K., 3.625%, 9/23/26  200 186
384
Insurance  2.7%
Athene Global Funding, 1.716%, 1/7/25 (1) 225 219
Athene Global Funding, 5.684%, 2/23/26 (1) 230 229
CNO Global Funding, 1.65%, 1/6/25 (1) 150 146
CNO Global Funding, 1.75%, 10/7/26 (1) 150 137
Corebridge Financial, 3.65%, 4/5/27  200 191
Corebridge Global Funding, 5.20%, 1/12/29 (1) 40 40
Humana, 1.35%, 2/3/27  70 63
Humana, 5.75%, 3/1/28  25 25
Jackson National Life Global Funding, 5.50%, 1/9/26 (1) 175 174
Jackson National Life Global Funding, 5.60%, 4/10/26 (1) 250 250
1,474
Natural Gas  0.4%
Engie, 5.25%, 4/10/29 (1) 200 199
NiSource, 5.25%, 3/30/28  25 25
224
Real Estate Investment Trusts  0.6%
MPT Operating Partnership, 5.00%, 10/15/27 (6) 95 77
MPT Operating Partnership, 5.25%, 8/1/26 (6) 115 104
Park Intermediate Holdings, 7.50%, 6/1/25 (1) 95 95
Service Properties Trust, 4.75%, 10/1/26  69 65
341
Technology  1.4%
Atlassian, 5.25%, 5/15/29  40 40
CA Magnum Holdings, 5.375%, 10/31/26  200 191
Foundry JV Holdco, 5.90%, 1/25/30 (1) 200 203
Micron Technology, 5.375%, 4/15/28  150 150
SK Hynix, 6.25%, 1/17/26 (1) 200 202
786
Transportation  0.3%
Penske Truck Leasing, 5.35%, 1/12/27 (1) 40 40

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Penske Truck Leasing, 5.75%, 5/24/26 (1) 105 105
145
Total Corporate Bonds (Cost $20,088) 20,041
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  2.5%
Government Sponsored  0.4%
MEGlobal Canada, 5.00%, 5/18/25  200 198
198
Owned No Guarantee  2.1%
Axiata, 4.357%, 3/24/26  200 196
Bank Mandiri Persero, 5.50%, 4/4/26  200 200
Bank Negara Indonesia Persero, 3.75%, 3/30/26  200 192
DAE Funding, 1.55%, 8/1/24  200 198
QNB Finance, 1.375%, 1/26/26  200 187
State Bank of India, 1.80%, 7/13/26  200 185
1,158
Total Foreign Government Obligations & Municipalities
(Cost $1,373) 1,356
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  8.8%
Collateralized Mortgage Obligations  3.6%
Barclays Mortgage Loan Trust
Series 2021-NQM1, Class A3, CMO, ARM
2.189%, 9/25/51 (1) 62 54
Bellemeade Re
Series 2022-1, Class M1B, CMO, ARM
SOFR30A + 2.15%, 7.474%, 1/26/32 (1) 300 302
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65 (1) 12 11
Connecticut Avenue Securities Trust
Series 2021-R01, Class 1M2, CMO, ARM
SOFR30A + 1.55%, 6.874%, 10/25/41 (1) 194 195
Deephaven Residential Mortgage Trust
Series 2021-1, Class A3, CMO, ARM
1.128%, 5/25/65 (1) 21 20
Flagstar Mortgage Trust
Series 2019-1INV, Class A11, CMO, ARM
1M TSFR + 1.064%, 5.50%, 10/25/49 (1) 15 14

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M TSFR + 0.964%, 6.00%, 3/25/50 (1) 27 25
Freddie Mac Whole Loan Securities Trust
Series 2017-SC02, Class M1, CMO, ARM
3.869%, 5/25/47 (1) 160 153
JPMorgan Mortgage Trust
Series 2019-INV2, Class A3, CMO, ARM
3.50%, 2/25/50 (1) 76 68
New Residential Mortgage Loan Trust
Series 2021-NQ1R, Class A3, CMO, ARM
1.198%, 7/25/55 (1) 50 44
OBX Trust
Series 2019-EXP3, Class 1A9, CMO, ARM
3.50%, 10/25/59 (1) 114 101
OBX Trust
Series 2019-INV1, Class A3, CMO, ARM
4.50%, 11/25/48 (1) 25 24
OBX Trust
Series 2019-INV2, Class A25, CMO, ARM
4.00%, 5/27/49 (1) 41 37
OBX Trust
Series 2020-EXP1, Class 2A1B, CMO, ARM
1M TSFR + 0.864%, 6.189%, 2/25/60 (1) 68 65
OBX Trust
Series 2023-NQM10, Class A2, CMO, STEP
6.92%, 10/25/63 (1) 91 92
Radnor RE
Series 2021-2, Class M1A, CMO, ARM
SOFR30A + 1.85%, 7.174%, 11/25/31 (1) 10 10
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A3, CMO, ARM
1.593%, 11/25/55 (1) 19 17
Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, CMO, ARM
SOFR30A + 1.65%, 6.974%, 1/25/34 (1) 55 55
Structured Agency Credit Risk Debt Notes
Series 2023-HQA3, Class A1, CMO, ARM
SOFR30A + 1.85%, 7.174%, 11/25/43 (1) 98 99
Structured Agency Credit Risk Debt Notes
Series 2024-HQA1, Class A1, CMO, ARM
SOFR30A + 1.25%, 6.574%, 3/25/44 (1) 148 148
Verus Securitization Trust
Series 2019-4, Class A1, CMO, STEP
3.642%, 11/25/59 (1) 6 6

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Verus Securitization Trust
Series 2019-INV3, Class A3, CMO, ARM
4.10%, 11/25/59 (1) 76 73
Verus Securitization Trust
Series 2020-1, Class A3, CMO, STEP
3.724%, 1/25/60 (1) 62 60
Verus Securitization Trust
Series 2021-2, Class A3, CMO, ARM
1.545%, 2/25/66 (1) 124 108
Verus Securitization Trust
Series 2023-8, Class A2, CMO, STEP
6.664%, 12/25/68 (1) 104 104
Verus Securitization Trust
Series 2023-INV3, Class A2, CMO, ARM
7.33%, 11/25/68 (1) 110 111
1,996
Commercial Mortgage-Backed Securities  5.1%
Alen Mortgage Trust
Series 2021-ACEN, Class A, ARM
1M TSFR + 1.264%, 6.581%, 4/15/34 (1) 100 91
BANK
Series 2019-BN23, Class A1
1.975%, 12/15/52  1 1
Benchmark Mortgage Trust
Series 2024-V6, Class A1
5.568%, 10/15/28  97 97
BFLD
Series 2019-DPLO, Class D, ARM
1M TSFR + 1.954%, 7.271%, 10/15/34 (1) 100 100
BX Commercial Mortgage Trust
Series 2024-MDHS, Class B, ARM
1M TSFR + 1.841%, 7.191%, 5/15/41 (1) 200 200
BX Trust
Series 2021-ARIA, Class C, ARM
1M TSFR + 1.76%, 7.077%, 10/15/36 (1) 160 158
CD Mortgage Trust
Series 2016-CD1, Class B, ARM
3.077%, 8/10/49  100 76
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class B, ARM
3.518%, 5/10/35 (1) 150 144
Citigroup Commercial Mortgage Trust
Series 2016-C1, Class AS
3.514%, 5/10/49  200 189
Cold Storage Trust
Series 2020-ICE5, Class A, ARM
1M TSFR + 1.014%, 6.334%, 11/15/37 (1) 98 98

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Cold Storage Trust
Series 2020-ICE5, Class C, ARM
1M TSFR + 1.764%, 7.084%, 11/15/37 (1) 147 147
Commercial Mortgage Trust
Series 2014-UBS2, Class B
4.701%, 3/10/47  17 16
Commercial Mortgage Trust
Series 2017-PANW, Class D, ARM
3.935%, 10/10/29 (1) 109 97
Eleven Madison Mortgage Trust
Series 2015-11MD, Class A, ARM
3.555%, 9/10/35 (1) 170 162
Federal Home Loan Mortgage Multifamily Structured PTC
Series K060, Class A1
2.958%, 7/25/26  71 69
Federal Home Loan Mortgage Multifamily Structured PTC
Series K084, Class A2, ARM
3.78%, 10/25/28  250 239
Federal Home Loan Mortgage Multifamily Structured PTC
Series K085, Class A2, ARM
4.06%, 10/25/28  106 102
HILT Commercial Mortgage Trust
Series 2024-ORL, Class C, ARM
1M TSFR + 2.44%, 7.74%, 5/15/37 (1) 105 105
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class BFL, ARM
1M TSFR + 1.489%, 6.812%, 7/5/33 (1) 59 52
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class B, ARM
1M TSFR + 2.134%, 7.451%, 10/15/33 (1) 100 93
LSTAR Commercial Mortgage Trust
Series 2015-3, Class B, ARM
3.117%, 4/20/48 (1) 92 90
MARQ Trust
Series 2024-HOU, Class B, ARM
1M TSFR + 2.091%, 7.41%, 6/15/29 (1) 100 100
MED Commercial Mortgage Trust
Series 2024-MOB, Class A, ARM
1M TSFR + 1.592%, 6.908%, 5/15/41 (1) 100 100
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, ARM
4.036%, 5/15/48  190 182
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class B, ARM
1M TSFR + 1.741%, 7.041%, 5/15/39 (1) 100 100
2,808

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Residential Mortgage  0.1%
Finance of America HECM Buyout
Series 2022-HB2, Class A1A, ARM
4.00%, 8/1/32 (1) 53 53
53
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $5,041) 4,857
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  4.1%
U.S. Government Agency Obligations  3.7%
Federal Home Loan Mortgage, UMBS
6.00%, 2/1/53 - 4/1/54  382 385
Federal National Mortgage Assn., UMBS
4.50%, 10/1/37  225 220
5.50%, 8/1/53 - 3/1/54  369 363
6.00%, 7/1/53 - 8/1/53  355 357
6.50%, 1/1/54  178 181
UMBS, TBA (7)
5.00%, 6/1/54  285 274
5.50%, 6/1/54  275 271
2,051
U.S. Government Obligations  0.4%
Government National Mortgage Assn.
6.00%, 2/20/40 - 12/20/40  200 208
208
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $2,265) 2,259
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  15.5%
Government Sponsored  1.2%
Federal Home Loan Banks, 5.00%, 2/28/25  630 628
628
U.S. Treasury Obligations  14.3%
U.S. Treasury Inflation-Indexed Notes, 2.375%, 10/15/28  546 552
U.S. Treasury Notes, 4.125%, 6/15/26  270 266
U.S. Treasury Notes, 4.25%, 1/31/26  255 252
U.S. Treasury Notes, 4.375%, 8/15/26  500 495
U.S. Treasury Notes, 4.50%, 11/15/25  685 680
U.S. Treasury Notes, 4.50%, 3/31/26  1,155 1,147

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
U.S. Treasury Notes, 4.625%, 2/28/25 (8) 200 199
U.S. Treasury Notes, 4.625%, 2/28/26  350 348
U.S. Treasury Notes, 4.625%, 10/15/26 (8) 195 194
U.S. Treasury Notes, 4.875%, 4/30/26  850 850
U.S. Treasury Notes, 5.00%, 9/30/25  1,015 1,014
U.S. Treasury Notes, 5.00%, 10/31/25  1,875 1,873
7,870
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $8,512) 8,498
SHORT-TERM INVESTMENTS  5.2%
Commercial Paper  3.6%
4(2)  3.6%(9)
Crown Castle, 5.88%, 7/9/24  250 248
Harley Davidson Financial Services, 5.975%, 6/7/24  300 300
International Flavors & Fragrances, 6.075%, 6/24/24  300 299
Ovintiv Canada, 6.108%, 6/20/24  300 299
Targa Resources, 6.04%, 7/10/24  300 298
VF, 6.456%, 7/23/24  250 248
Walgreens Boots Alliance, 6.432%, 7/1/24  300 298
1,990
Money Market Funds  1.6%
T. Rowe Price Government Reserve Fund, 5.39% (10)(11) 868 868
868
Total Short-Term Investments (Cost $2,858) 2,858
SECURITIES LENDING COLLATERAL  0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 5.39% (10)(11) 179 179
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 179
Total Securities Lending Collateral (Cost $179) 179

T. ROWE PRICE Short Duration Income Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
Exchange-Traded Options Purchased 0.0%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 5-Year Notes Futures, Call, 6/21/24 @
$107.50 (12) 38 4,020 2
Total Options Purchased (Cost $8) 2
Total Investments in Securities
102.5% of Net Assets
(Cost $56,645) $ 56,322
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $24,845 and represents 45.2% of net assets.
(2) All or a portion of this loan is unsettled as of May 31, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(4) See Note 2. Level 3 in fair value hierarchy.
(5) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(6) See Note 4 . All or a portion of this security is on loan at May 31, 2024.
(7) See Note 4 . To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $545 and represents 1.0% of net assets.
(8) At May 31, 2024, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(9) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $1,990 and represents 3.6% of net assets.
(10) Seven-day yield
(11) Affiliated Companies
(12) Non-income producing

T. ROWE PRICE Short Duration Income Fund

.
.
.
.
.
.
.
.
.
.
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Short Duration Income Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S42, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/29 816 20 16 4
Total Centrally Cleared Credit Default Swaps,
Protection Sold 4
Total Centrally Cleared Swaps 4
Net payments (receipts) of variation margin to date (4)
Variation margin receivable (payable) on centrally cleared swaps $ —
**
Includes interest purchased or sold but not yet collected of $1.

T. ROWE PRICE Short Duration Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 8 U.S. Treasury Notes five year contracts 9/24 (846) $ (2)
Short, 8 U.S. Treasury Notes ten year contracts 9/24 (870) 1
Long, 76 U.S. Treasury Notes two year contracts 9/24 15,481 6
Short, 5 Ultra U.S. Treasury Notes ten year
contracts 9/24 (560) 2
Net payments (receipts) of variation margin to date (3)
Variation margin receivable (payable) on open futures contracts $ 4

T. ROWE PRICE Short Duration Income Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.39% $ — $ — $ 37++
Totals $ —# $ — $ 37+
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
05/31/24
T. Rowe Price Government
Reserve Fund, 5.39% $ 145  ¤  ¤ $ 1,047
Total $ 1,047^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $37 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,047.

T. ROWE PRICE Short Duration Income Fund
May 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $56,645) $ 56,322
Interest receivable 397
Receivable for investment securities sold 80
Receivable for shares sold 35
Due from affiliates 16
Variation margin receivable on futures contracts 4
Other assets 24
Total assets 56,878
Liabilities
Payable for investment securities purchased 1,622
Obligation to return securities lending collateral 179
Investment management fees payable 13
Payable for shares redeemed 9
Other liabilities 113
Total liabilities 1,936
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 54,942
Net Assets Consist of:
Total distributable earnings (loss) $ (3,777)
Paid-in capital applicable to 5,907,676 shares of $0.01
par value capital stock outstanding; 6,000,000,000 shares
authorized 58,719
NET ASSETS $ 54,942
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $33,978; Shares outstanding: 3,653,234) $ 9.30
I Class
(Net assets: $20,964; Shares outstanding: 2,254,442) $ 9.30

T. ROWE PRICE Short Duration Income Fund
Statement of Operations

($000s)
Year
Ended
5/31/24
Investment Income (Loss)
Income
    Interest $ 2,558
Dividend 37
Securities lending 3
Total income 2,598
Expenses
Investment management 144
Shareholder servicing
Investor Class $ 29
I Class 6 35
Prospectus and shareholder reports
Investor Class 10
I Class 3 13
Custody and accounting 194
Registration 50
Legal and audit 39
Miscellaneous 18
Waived / paid by Price Associates (309)
Total expenses 184
Net investment income 2,414

T. ROWE PRICE Short Duration Income Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (510)
Futures (309)
Swaps (25)
Options written 10
Net realized loss (834)
Change in net unrealized gain / loss
Securities 1,173
Futures 35
Swaps 11
Change in net unrealized gain / loss 1,219
Net realized and unrealized gain / loss 385
INCREASE IN NET ASSETS FROM OPERATIONS
$ 2,799

T. ROWE PRICE Short Duration Income Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/24 5/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 2,414 $ 1,581
Net realized loss (834) (1,768)
Change in net unrealized gain / loss 1,219 314
Increase in net assets from operations 2,799 127
Distributions to shareholders
Net earnings
Investor Class (1,485) (977)
I Class (921) (582)
Decrease in net assets from distributions (2,406) (1,559)
Capital share transactions
*
Shares sold
Investor Class 11,735 13,697
I Class 9,290 9,222
Distributions reinvested
Investor Class 604 367
I Class 803 486
Shares redeemed
Investor Class (8,036) (14,842)
I Class (8,181) (7,514)
Increase in net assets from capital share
transactions 6,215 1,416
Net Assets
Increase (decrease) during period 6,608 (16)
Beginning of period 48,334 48,350
End of period $ 54,942 $ 48,334
*Share information (000s)
Shares sold
Investor Class 1,269 1,479
I Class 1,001 996
Distributions reinvested
Investor Class 65 40
I Class 87 53
Shares redeemed
Investor Class (869) (1,601)
I Class (885) (812)
Increase in shares outstanding 668 155

T. ROWE PRICE Short Duration Income Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Short-Term Bond Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Short Duration
Income Fund (the fund) is a diversified, open-end management investment company established by the corporation.  The fund seeks to provide income consistent with limited fluctuation in principal value and liquidity. The fund has two classes of shares: the Short Duration Income Fund (Investor Class)
and the Short Duration Income Fund–I Class (I Class). I Class shares require a
$500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for

T. ROWE PRICE Short Duration Income Fund

federal income tax purposes reflect the tax character of such earnings. Non-
cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value

T. ROWE PRICE Short Duration Income Fund

methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE Short Duration Income Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Short Duration Income Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on May 31,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended May 31, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 32,626 $ — $ 32,626
Bank Loans — 596 20 616
Corporate Bonds — 19,945 96 20,041
Short-Term Investments 868 1,990 — 2,858
Securities Lending Collateral 179 — — 179
Options Purchased 2 — — 2
Total Securities 1,049 55,157 116 56,322
Swaps* — 4 — 4
Futures Contracts* 9 — — 9
Total $ 1,058 $ 55,161 $ 116 $ 56,335
Liabilities
Futures Contracts* $ 2 $ — $ — $ 2
1
Includes Asset-Backed Securities, Foreign Government Obligations & Municipalities,
Non-U.S. Government Mortgage-Backed Securities, U.S. Government & Agency
Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Short Duration Income Fund

invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures, Securities^ $ 11
Credit derivatives Centrally Cleared Swaps 4
^
,*
Total $ 15
^
,*
Liabilities
Interest rate derivatives Futures $ 2
Total $ 2
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Short Duration Income Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended May 31, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ (34) $ 10 $ (309) $ — $ (333)
Foreign exchange
derivatives (6) — — — (6)
Credit derivatives — — — (25) (25)
Total $ (40) $ 10 $ (309) $ (25) $ (364)
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ (4) $ — $ 35 $ — $ 31
Credit derivatives — — — 11 11
Total $ (4) $ — $ 35 $ 11 $ 42
^ Options purchased are reported as securities.

T. ROWE PRICE Short Duration Income Fund

Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of May 31, 2024, securities valued at $120,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-
upon price, date, time, and place. The fund currently invests only in exchange-
traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations.
Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended
May 31, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 23% and 32% of net assets.

T. ROWE PRICE Short Duration Income Fund

Options   The fund is subject to interest rate risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality;
as an efficient means of adjusting exposure to all or a part of a target market;
to enhance income; as a cash management tool; or to adjust credit exposure.
The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities.
Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate; although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates and currency values; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended May 31, 2024, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and 8% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected

T. ROWE PRICE Short Duration Income Fund

in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of May 31, 2024, the notional amount of protection sold by the fund totaled $816,000 (1.5% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying

T. ROWE PRICE Short Duration Income Fund

issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 0% and 4% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

T. ROWE PRICE Short Duration Income Fund

Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage
Obligations  The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities
Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate

T. ROWE PRICE Short Duration Income Fund

unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA
Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated
MSFTA Transactions and collateral received, if any, from such counterparty. As of May 31, 2024, no collateral was pledged by the fund or counterparties for
MSFTA Transactions.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial

T. ROWE PRICE Short Duration Income Fund

funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
May 31, 2024, the value of loaned securities was $175,000; the value of cash collateral and related investments was $179,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $26,173,000 and $22,701,000, respectively, for the year ended
May 31, 2024. Purchases and sales of U.S. government securities aggregated
$22,255,000 and $19,903,000, respectively, for the year ended May 31, 2024.

T. ROWE PRICE Short Duration Income Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At May 31, 2024, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
($000s)
May 31,
2024
May 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 2,406 $ 1,559
($000s)
Cost of investments $ 56,661
Unrealized appreciation $ 206
Unrealized depreciation (523)
Net unrealized appreciation (depreciation) $ (317)

T. ROWE PRICE Short Duration Income Fund

At May 31, 2024, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price
Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee is determined by applying a group fee rate to the fund’s average daily net assets. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price
Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of
$845 billion. At May 31, 2024, the effective annual group fee rate was 0.29%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and
($000s)
Overdistributed ordinary income $ (9)
Net unrealized appreciation (depreciation) (317)
Loss carryforwards and deferrals (3,451)
Total distributable earnings (loss) $ (3,777)

T. ROWE PRICE Short Duration Income Fund

brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended May 31, 2024 as indicated in the table below and remain subject to repayment by the fund. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $901,000 remain subject to repayment by the fund at May 31, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

T. ROWE PRICE Short Duration Income Fund

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended May 31, 2024, expenses incurred pursuant to these service agreements were $106,000 for Price Associates and $22,000 for T. Rowe Price Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of May 31, 2024, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 1,975,000 shares of the Investor Class, representing 54%
of the Investor Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and
Investor
Class I Class
Expense limitation/I Class Limit 0.40% 0.01%
Expense limitation date 09/30/25 09/30/25
(Waived)/repaid during the period ($000s) $(188) $(121)

T. ROWE PRICE Short Duration Income Fund

sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Short Duration Income Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Short-Term Bond Fund, Inc.
and Shareholders of T. Rowe Price Short Duration Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Short Duration Income Fund (one
of the funds constituting T. Rowe Price Short-Term Bond Fund, Inc., referred to hereafter as the "Fund") as of May 31, 2024, the related statement of operations for the year ended May 31, 2024, the statement of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the years ended May 31, 2024,
2023 and 2022, and for the period December 8, 2020 (inception) through May
31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2024 and the financial highlights for each of the years ended
May 31, 2024, 2023 and 2022, and for the period December 8, 2020 (inception)
through May 31, 2021, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Short Duration Income Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 18, 2024
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Short Duration Income Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For shareholders subject to interest expense deduction limitation under Section
163(j), $2,372,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE Short Duration Income Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreements (Subadvisory Contracts) that the Adviser has entered into with T. Rowe Price International Ltd and T. Rowe Price Hong Kong
Limited (Subadvisers) on behalf of the fund. In that regard, at a meeting held on
March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contracts. At the Meeting, the Board
considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadvisers and the approval of the Advisory
Contract and Subadvisory Contracts. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract and Subadvisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadvisers about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadvisers. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the
Adviser’s and Subadvisers’ senior management teams and investment personnel

T. ROWE PRICE Short Duration Income Fund

involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadvisers, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contracts.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory
Contracts.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadvisers) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe
Price funds. However, effective January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. While the Board did not review information regarding

T. ROWE PRICE Short Duration Income Fund

profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the
Adviser’s profits were reasonable in light of the services provided to the T. Rowe
Price funds.
Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund) that declines at certain asset levels and the fund pays its own expenses of operations. Under each Subadvisory Contract, the Adviser may pay the Subadviser
up to 60% of the advisory fees that the Adviser receives from the fund. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds, thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets.
The expense limitations protect shareholders from relatively high expenses until the fund reaches greater scale and mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s and Subadvisers’ ongoing investments in their business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Expense Group) and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board

T. ROWE PRICE Short Duration Income Fund

considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the
Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the third quintile (Expense Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.

T. ROWE PRICE Short Duration Income Fund

Approval of the Advisory Contract and Subadvisory Contracts
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contracts. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contracts (including the fees to be charged for services thereunder).

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F1305-050 7/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Short Duration Income Fund

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 18, 2024